Employee Benefit Plans - Stock Appreciation Rights Plan - Activity (Details) - Stock Appreciation Rights Plan	12 Months Ended
Dec. 30, 2016 $ / shares shares
Number of Rights
Outstanding at the beginning of the period (in shares) | shares	34,916
Granted (in shares) | shares	16,404
Exercised (in shares) | shares	(5,320)
Forfeited (in shares) | shares	(15,872)
Outstanding at the end of the period (in shares) | shares	30,128
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 56.36
Granted (in dollars per share) | $ / shares	62.89
Exercised (in dollars per share) | $ / shares	51.48
Forfeited/Cancelled (in dollars per share) | $ / shares	59.72
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 59.01